DERIVATIVE FINANCIAL INSTRUMENTS - Additional Information (Details) kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 DKK (kr)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 DKK (kr)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 DKK (kr)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash collateral					$ 43.8		$ 13.0
Bunker swaps
Disclosure of detailed information about financial instruments [line items]
Notional amount					19,783.0		4,725.0
Forward exchange contracts (USD/DKK)
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives net gain (loss) of a previously fixed hedge					2.0
Notional amount | kr				kr 231.5		kr 222.5		kr 250.0
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives net gain (loss) of a previously fixed hedge					(23.5)
Notional amount					$ 757.5		$ 597.8		$ 512.8
Fair value adjustments on hedging instruments	$ (18.1)	$ (11.7)	$ (1.3)